4. Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of premises and equipment
(Dollars in thousands)
	2016	2015

Land	$3,670	3,669
Buildings and improvements	16,398	15,889
Furniture and equipment	19,996	19,462

Total premises and equipment	40,064	39,020

Less accumulated depreciation	23,612	22,044

Total net premises and equipment	$16,452	16,976